Financial Instruments and Risk Management (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments and Risk Management (Details) [Line Items]
Interest rate	10.00%
Risk-free interest rate	1.265%
Expected volatility	60.00%
Interest rates description		The key inputs that were used in the warrants and the convertible securities as of December 31, 2020, were: risk -free interest rate of 0.12%, expected volatility 100% and AUD/USD exchange rate of 0.7724.
Alpha and Rubini [Member]
Financial Instruments and Risk Management (Details) [Line Items]
Risk-free interest rate	1.265%
Expected volatility	60.00%